Loans, Impaired Loans, and Allowance for Credit Losses	6 Months Ended
Apr. 30, 2020
Text Block [Abstract]
Loans, Impaired Loans, and Allowance for Credit Losses

NOTE 6:  LOANS, IMPAIRED LOANS, AND ALLOWANCE FOR CREDIT LOSSES

The following table provides the gross carrying amounts of loans and credit risk exposures on loan commitments and financial guarantee contracts by internal risk ratings for credit risk management purposes, presenting separately those that are subject to Stage 1, Stage 2, and Stage 3 allowances.

Loans by Risk Ratings

(millions of Canadian dollars)										As at
	April 30, 2020					October 31, 2019
	Stage 1	Stage 2		Stage 3	Total	Stage 1	Stage 2		Stage 3	Total
Residential mortgages[1,2,3]
Low Risk	$172,501	$64	$	n/a	$172,565	$181,748	$77	$	n/a	$181,825
Normal Risk	58,065	367		n/a	58,432	43,988	248		n/a	44,236
Medium Risk	7,231	615		n/a	7,846	5,817	433		n/a	6,250
High Risk	826	2,831		302	3,959	964	1,454		366	2,784
Default	n/a	n/a		648	648	n/a	n/a		545	545

Total	238,623	3,877		950	243,450	232,517	2,212		911	235,640

Allowance for loan losses	37	56		60	153	28	26		56	110

Loans, net of allowance	238,586	3,821		890	243,297	232,489	2,186		855	235,530
Consumer instalment and other personal[4]
Low Risk	71,462	535		n/a	71,997	92,601	953		n/a	93,554
Normal Risk	62,388	1,632		n/a	64,020	46,878	973		n/a	47,851
Medium Risk	29,758	1,641		n/a	31,399	27,576	879		n/a	28,455
High Risk	8,381	5,712		656	14,749	6,971	2,435		618	10,024

Default	n/a	n/a		505	505	n/a	n/a		450	450

Total	171,989	9,520		1,161	182,670	174,026	5,240		1,068	180,334

Allowance for loan losses	833	805		216	1,854	690	384		175	1,249

Loans, net of allowance	171,156	8,715		945	180,816	173,336	4,856		893	179,085
Credit card
Low Risk	3,925	40		n/a	3,965	7,188	48		n/a	7,236
Normal Risk	9,005	94		n/a	9,099	10,807	82		n/a	10,889
Medium Risk	11,624	353		n/a	11,977	11,218	275		n/a	11,493
High Risk	4,793	3,913		362	9,068	4,798	1,670		355	6,823

Default	n/a	n/a		133	133	n/a	n/a		123	123

Total	29,347	4,400		495	34,242	34,011	2,075		478	36,564

Allowance for loan losses	877	1,170		343	2,390	732	521		322	1,575

Loans, net of allowance	28,470	3,230		152	31,852	33,279	1,554		156	34,989
Business and government[1,2,3,5]
Investment grade or Low/Normal Risk	150,320	150		n/a	150,470	120,940	153		n/a	121,093
Non-Investment grade or Medium Risk	140,253	8,824		n/a	149,077	119,256	5,298		n/a	124,554
Watch and classified or High Risk	916	9,218		86	10,220	951	4,649		158	5,758

Default	n/a	n/a		1,196	1,196	n/a	n/a		730	730

Total	291,489	18,192		1,282	310,963	241,147	10,100		888	252,135

Allowance for loan losses	978	1,068		482	2,528	672	648		193	1,513

Loans, net of allowance	290,511	17,124		800	308,435	240,475	9,452		695	250,622
Total loans[5,6]	731,448	35,989		3,888	771,325	681,701	19,627		3,345	704,673

Total allowance for loan losses[6]	2,725	3,099		1,101	6,925	2,122	1,579		746	4,447
Total loans, net of allowance[5,6]	$728,723	$32,890		$2,787	$764,400	$679,579	$18,048		$2,599	$700,226

[1]

As at April 30, 2020, impaired loans with a balance of $166 million (October 31, 2019 – $127 million) did not have a related allowance for loan losses. An allowance was not required for these loans as the balance relates to loans where the realizable value of the collateral exceeded the loan amount.

[2]

As at April 30, 2020, excludes trading loans and non-trading loans at fair value through profit or loss (FVTPL) with a fair value of $13 billion (October 31, 2019 – $12 billion) and $3 billion (October 31, 2019 – $2 billion), respectively.

[3]	As at April 30, 2020, includes insured mortgages of $86 billion (October 31, 2019 – $88 billion).
[4]	As at April 30, 2020, includes Canadian government-insured real estate personal loans of $12 billion (October 31, 2019 – $13 billion).
[5]

As at April 30, 2020, includes loans that are measured at FVOCI of $3 billion (October 31, 2019 – $2 billion) and customers’ liability under acceptances of $14 billion (October 31, 2019 – $13 billion).

[6]

As at April 30, 2020, Stage 3 includes acquired credit-impaired (ACI) loans of $282 million (October 31, 2019 – $313 million) and a related allowance for loan losses of $10 million (October 31, 2019 – $12 million), which have been included in the “Default” risk rating category as they were impaired at acquisition.

Loans by Risk Ratings (Continued) – Off-Balance Sheet Credit Instruments[1]
(millions of Canadian dollars)										As at
				April 30, 2020					October 31, 2019
	Stage 1	Stage 2		Stage 3	Total	Stage 1	Stage 2		Stage 3	Total
Retail Exposures[2]
Low Risk	$217,110	$714	$	n/a	$217,824	$227,757	$732	$	n/a	$228,489
Normal Risk	86,315	1,016		n/a	87,331	67,245	570		n/a	67,815
Medium Risk	20,622	571		n/a	21,193	13,204	277		n/a	13,481
High Risk	2,839	1,413		–	4,252	1,869	854		–	2,723
Default	n/a	n/a		–	–	n/a	n/a		–	–
Non-Retail Exposures[3]
Investment grade	177,400	–		n/a	177,400	179,650	–		n/a	179,650
Non-Investment grade	66,329	6,187		n/a	72,516	64,553	3,397		n/a	67,950
Watch and classified	11	3,755		–	3,766	2	2,126		–	2,128

Default	n/a	n/a		282	282	n/a	n/a		108	108
Total off-balance sheet credit instruments	570,626	13,656		282	584,564	554,280	7,956		108	562,344
Allowance for off-balance sheet credit instruments	407	538		46	991	293	277		15	585
Total off-balance sheet credit instruments, net of allowance	$570,219	$13,118		$236	$583,573	$553,987	$7,679		$93	$561,759

[1]	Exclude mortgage commitments.
[2]

As at April 30, 2020, includes $329 billion (October 31, 2019 – $311 billion) of personal lines of credit and credit card lines, which are unconditionally cancellable at the Bank’s discretion at any time.

[3]	As at April 30, 2020, includes $41 billion (October 31, 2019 – $41 billion) of the undrawn component of uncommitted credit and liquidity facilities.

The changes to the Bank’s allowance for loan losses, as at and for the three and six months ended April 30, 2020 and April 30, 2019, are shown in the following tables.

Allowance for Loan Losses[1]

(millions of Canadian dollars)	For the three months ended
	April 30, 2020				April 30, 2019
	Stage 1	Stage 2	Stage 3 [2]	Total	Stage 1	Stage 2	Stage 3 [2]	Total
Residential Mortgages
Balance at beginning of period	$30	$28	$56	$114	$25	$30	$52	$107
Provision for credit losses
Transfer to Stage 1[3]	4	(4)	–	–	4	(4)	–	–
Transfer to Stage 2	(3)	6	(3)	–	(1)	3	(2)	–
Transfer to Stage 3	–	(3)	3	–	–	(2)	2	–
Net remeasurement due to transfers[4]	(2)	4	–	2	(2)	2	–	–
New originations or purchases[5]	4	n/a	n/a	4	2	n/a	n/a	2
Net repayments[6]	–	–	–	–	–	–	–	–
Derecognition of financial assets (excluding disposals and write-offs)[7]	(1)	(1)	(5)	(7)	–	(1)	(4)	(5)
Changes to risk, parameters, and models[8]	3	25	14	42	(1)	4	9	12
Disposals	–	–	–	–	–	–	–	–
Write-offs	–	–	(9)	(9)	–	–	(6)	(6)
Recoveries	–	–	1	1	–	–	–	–
Foreign exchange and other adjustments	2	1	2	5	–	–	–	–
Balance at end of period	$37	$56	$59	$152	$27	$32	$51	$110
Consumer Instalment and Other Personal
Balance, including off-balance sheet instruments, at beginning of period	$728	$440	$185	$1,353	$598	$413	$183	$1,194
Provision for credit losses
Transfer to Stage 1[3]	50	(45)	(5)	–	84	(80)	(4)	–
Transfer to Stage 2	(136)	151	(15)	–	(28)	39	(11)	–
Transfer to Stage 3	(4)	(40)	44	–	(4)	(54)	58	–
Net remeasurement due to transfers[4]	(20)	167	4	151	(34)	38	2	6
New originations or purchases[5]	99	n/a	n/a	99	73	n/a	n/a	73
Net repayments[6]	(20)	(14)	(3)	(37)	(22)	(8)	(3)	(33)
Derecognition of financial assets (excluding disposals and write-offs)[7]	(22)	(10)	(6)	(38)	(18)	(26)	(18)	(62)
Changes to risk, parameters, and models[8]	171	203	297	671	(7)	74	183	250
Disposals	–	–	–	–	–	–	–	–
Write-offs	–	–	(346)	(346)	–	–	(280)	(280)
Recoveries	–	–	58	58	–	–	68	68
Foreign exchange and other adjustments	17	8	3	28	5	5	3	13
Balance, including off-balance sheet instruments, at end of period	863	860	216	1,939	647	401	181	1,229
Less: Allowance for off-balance sheet instruments[9]	30	55	–	85	26	44	–	70
Balance at end of period	$833	$805	$216	$1,854	$621	$357	$181	$1,159
Credit Card[10]
Balance, including off-balance sheet instruments, at beginning of period	$952	$728	$367	$2,047	$865	$635	$389	$1,889
Provision for credit losses
Transfer to Stage 1[3]	136	(130)	(6)	–	164	(155)	(9)	–
Transfer to Stage 2	(156)	172	(16)	–	(55)	72	(17)	–
Transfer to Stage 3	(2)	(134)	136	–	(8)	(149)	157	–
Net remeasurement due to transfers[4]	(48)	241	3	196	(55)	75	9	29
New originations or purchases[5]	55	n/a	n/a	55	35	n/a	n/a	35
Net repayments[6]	(18)	2	9	(7)	(1)	(1)	5	3
Derecognition of financial assets (excluding disposals and write-offs)[7]	(29)	(33)	(62)	(124)	(27)	(33)	(131)	(191)
Changes to risk, parameters, and models[8]	205	667	304	1,176	(50)	176	339	465
Disposals	–	–	–	–	–	–	–	–
Write-offs	–	–	(486)	(486)	–	–	(443)	(443)
Recoveries	–	–	78	78	–	–	78	78
Foreign exchange and other adjustments	32	17	16	65	12	7	5	24
Balance, including off-balance sheet instruments, at end of period	1,127	1,530	343	3,000	880	627	382	1,889
Less: Allowance for off-balance sheet instruments[9]	250	360	–	610	480	318	–	798
Balance at end of period	$877	$1,170	$343	$2,390	$400	$309	$382	$1,091

[1]	Certain comparative amounts have been reclassified to conform with the presentation adopted in the current period.
[2]	Includes allowance for loan losses related to ACI loans.
[3]	Transfers represent stage transfer movements prior to ECL remeasurement.
[4]

Represents the mechanical remeasurement between twelve-month (i.e., Stage 1) and lifetime ECLs (i.e., Stage 2 or 3) due to stage transfers necessitated by credit risk migration, as described in the “Significant Increase in Credit Risk” section of Note 2, Summary of Significant Accounting Policies and Note 3, Significant Accounting Judgments, Estimates and Assumptions of the Bank’s 2019 Annual Consolidated Financial Statements, holding all other factors impacting the change in ECL constant.

[5]	Represents the increase in the allowance resulting from loans that were newly originated, purchased, or renewed.
[6]	Represents the changes in the allowance related to cash flow changes associated with new draws or repayments on loans outstanding.
[7]	Represents the decrease in the allowance resulting from loans that were fully repaid and excludes the decrease associated with loans that were disposed or fully written off.
[8]

Represents the changes in the allowance related to current period changes in risk (e.g., PD) caused by changes to: macroeconomic factors, level of risk, parameters, and/or models, subsequent to stage migration. Refer to the “Measurement of Expected Credit Losses”, “Forward Looking Information” and “Expert Credit Judgment” sections of Note 2, Summary of Significant Accounting Policies and Note 3, Significant Accounting Judgments, Estimates and Assumptions of the Bank’s 2019 Annual Consolidated Financial Statements for further details.

[9]	The allowance for loan losses for off-balance sheet instruments is recorded in Other liabilities on the Interim Consolidated Balance Sheet.
[10]

Credit cards are considered impaired and migrate to Stage 3 when they are 90 days past due and written off at 180 days past due. Refer to Note 2 of the Bank’s 2019 Annual Consolidated Financial Statements for further details.

Allowance for Loan Losses (Continued)[1,2]
(millions of Canadian dollars)	For the three months ended
	April 30, 2020				April 30, 2019
	Stage 1	Stage 2	Stage 3 [3]	Total	Stage 1	Stage 2	Stage 3 [3]	Total
Business and Government
Balance, including off-balance sheet instruments, at beginning of period	$756	$735	$291	$1,782	$725	$705	$178	$1,608
Provision for credit losses
Transfer to Stage 1[4]	36	(35)	(1)	–	41	(40)	(1)	–
Transfer to Stage 2	(113)	116	(3)	–	(38)	40	(2)	–
Transfer to Stage 3	(1)	(17)	18	–	(2)	(29)	31	–
Net remeasurement due to transfers[4]	(14)	67	(1)	52	(14)	27	1	14
New originations or purchases[4]	209	n/a	n/a	209	104	n/a	n/a	104
Net repayments[4]	(4)	(11)	(10)	(25)	(5)	(10)	(3)	(18)
Derecognition of financial assets (excluding disposals and write-offs)[4]	(86)	(51)	(79)	(216)	(74)	(73)	(25)	(172)
Changes to risk, parameters, and models[4]	294	362	350	1,006	(31)	127	27	123
Disposals	–	–	–	–	–	–	–	–
Write-offs	–	–	(58)	(58)	–	–	(40)	(40)
Recoveries	–	–	11	11	–	–	13	13
Foreign exchange and other adjustments	28	25	11	64	11	8	4	23
Balance, including off-balance sheet instruments, at end of period	1,105	1,191	529	2,825	717	755	183	1,655
Less: Allowance for off-balance sheet instruments[4],5	127	123	46	296	74	156	7	237
Balance at end of period	978	1,068	483	2,529	643	599	176	1,418
Total Allowance for Loan Losses at end of period	$2,725	$3,099	$1,101	$6,925	$1,691	$1,297	$790	$3,778

[1]	Certain comparative amounts have been reclassified to conform with the presentation adopted in the current period.
[2]	Includes the allowance for loan losses related to customers’ liability under acceptances.
[3]	Includes allowance for loan losses related to ACI loans.
[4]	For explanations regarding this line item, refer to the “Allowance for Loan Losses” table on the previous page in this Note.
[5]	The allowance for loan losses for off-balance sheet instruments is recorded in Other liabilities on the Interim Consolidated Balance Sheet.

Allowance for Loan Losses[1]

(millions of Canadian dollars)	For the six months ended
	April 30, 2020				April 30, 2019
	Stage 1	Stage 2	Stage 3 [2]	Total	Stage 1	Stage 2	Stage 3 [2]	Total
Residential Mortgages
Balance at beginning of period	$28	$26	$56	$110	$24	$34	$52	$110
Provision for credit losses
Transfer to Stage 1[3]	10	(10)	–	–	17	(16)	(1)	–
Transfer to Stage 2	(4)	10	(6)	–	(2)	6	(4)	–
Transfer to Stage 3	–	(6)	6	–	(1)	(4)	5	–
Net remeasurement due to transfers[4]	(5)	6	–	1	(6)	3	–	(3)
New originations or purchases[5]	9	n/a	n/a	9	5	n/a	n/a	5
Net repayments[6]	–	–	–	–	–	(1)	–	(1)
Derecognition of financial assets (excluding disposals and write-offs)[7]	(2)	(2)	(10)	(14)	(1)	(2)	(8)	(11)
Changes to risk, parameters, and models[8]	(1)	31	25	55	(9)	12	20	23
Disposals	–	–	–	–	–	–	–	–
Write-offs	–	–	(16)	(16)	–	–	(13)	(13)
Recoveries	–	–	2	2	–	–	–	–
Foreign exchange and other adjustments	2	1	2	5	–	–	–	–
Balance at end of period	$37	$56	$59	$152	$27	$32	$51	$110
Consumer Instalment and Other Personal
Balance, including off-balance sheet instruments, at beginning of period	$717	$417	$175	$1,309	$599	$392	$180	$1,171
Provision for credit losses
Transfer to Stage 1[3]	134	(123)	(11)	–	167	(158)	(9)	–
Transfer to Stage 2	(172)	199	(27)	–	(57)	78	(21)	–
Transfer to Stage 3	(7)	(76)	83	–	(9)	(106)	115	–
Net remeasurement due to transfers[4]	(55)	210	7	162	(68)	78	5	15
New originations or purchases[5]	177	n/a	n/a	177	139	n/a	n/a	139
Net repayments[6]	(44)	(22)	(6)	(72)	(43)	(15)	(6)	(64)
Derecognition of financial assets (excluding disposals and write-offs)[7]	(43)	(21)	(11)	(75)	(38)	(52)	(33)	(123)
Changes to risk, parameters, and models[8]	138	267	553	958	(48)	180	405	537
Disposals	–	–	–	–	–	–	–	–
Write-offs	–	–	(688)	(688)	–	–	(586)	(586)
Recoveries	–	–	137	137	–	–	128	128
Foreign exchange and other adjustments	18	9	4	31	5	4	3	12
Balance, including off-balance sheet instruments, at end of period	863	860	216	1,939	647	401	181	1,229
Less: Allowance for off-balance sheet instruments[9]	30	55	–	85	26	44	–	70
Balance at end of period	$833	$805	$216	$1,854	$621	$357	$181	$1,159
Credit Card[10]
Balance, including off-balance sheet instruments, at beginning of period	$934	$673	$322	$1,929	$819	$580	$341	$1,740
Provision for credit losses
Transfer to Stage 1[3]	297	(285)	(12)	–	363	(296)	(67)	–
Transfer to Stage 2	(211)	240	(29)	–	(111)	143	(32)	–
Transfer to Stage 3	(10)	(267)	277	–	(16)	(316)	332	–
Net remeasurement due to transfers[4]	(110)	325	15	230	(111)	154	23	66
New originations or purchases[5]	90	n/a	n/a	90	65	n/a	n/a	65
Net repayments[6]	52	9	21	82	38	1	(30)	9
Derecognition of financial assets (excluding disposals and write-offs)[7]	(54)	(62)	(165)	(281)	(47)	(54)	(195)	(296)
Changes to risk, parameters, and models[8]	104	877	673	1,654	(130)	409	716	995
Disposals	–	–	–	–	–	–	–	–
Write-offs	–	–	(938)	(938)	–	–	(861)	(861)
Recoveries	–	–	162	162	–	–	149	149
Foreign exchange and other adjustments	35	20	17	72	10	6	6	22
Balance, including off-balance sheet instruments, at end of period	1,127	1,530	343	3,000	880	627	382	1,889
Less: Allowance for off-balance sheet instruments[9]	250	360	–	610	480	318	–	798
Balance at end of period	$877	$1,170	$343	$2,390	$400	$309	$382	$1,091

[1]	Certain comparative amounts have been reclassified to conform with the presentation adopted in the current period.
[2]	Includes allowance for loan losses related to ACI loans.
[3]	Transfers represent stage transfer movements prior to ECL remeasurement.
[4]

Represents the mechanical remeasurement between twelve-month (i.e., Stage 1) and lifetime ECLs (i.e., Stage 2 or 3) due to stage transfers necessitated by credit risk migration, as described in the “Significant Increase in Credit Risk” section of Note 2, Summary of Significant Accounting Policies and Note 3, Significant Accounting Judgments, Estimates and Assumptions of the Bank’s 2019 Annual Consolidated Financial Statements, holding all other factors impacting the change in ECL constant.

[5]	Represents the increase in the allowance resulting from loans that were newly originated, purchased, or renewed.
[6]	Represents the changes in the allowance related to cash flow changes associated with new draws or repayments on loans outstanding.
[7]	Represents the decrease in the allowance resulting from loans that were fully repaid and excludes the decrease associated with loans that were disposed or fully written off.
[8]

Represents the changes in the allowance related to current period changes in risk (e.g., PD) caused by changes to: macroeconomic factors, level of risk, parameters, and/or models, subsequent to stage migration. Refer to the “Measurement of Expected Credit Losses”, “Forward Looking Information” and “Expert Credit Judgment” sections of Note 2, Summary of Significant Accounting Policies and Note 3, Significant Accounting Judgments, Estimates and Assumptions of the Bank’s 2019 Annual Consolidated Financial Statements for further details.

[9]	The allowance for loan losses for off-balance sheet instruments is recorded in Other liabilities on the Interim Consolidated Balance Sheet.
[10]

Credit cards are considered impaired and migrate to Stage 3 when they are 90 days past due and written off at 180 days past due. Refer to Note 2 of the Bank’s 2019 Annual Consolidated Financial Statements for further details.

Allowance for Loan Losses (Continued)[1,2]
(millions of Canadian dollars)	For the six months ended
	April 30, 2020				April 30, 2019
	Stage 1	Stage 2	Stage 3 [3]	Total	Stage 1	Stage 2	Stage 3 [3]	Total
Business and Government
Balance, including off-balance sheet instruments, at beginning of period	$736	$740	$208	$1,684	$736	$684	$137	$1,557
Provision for credit losses
Transfer to Stage 1[4]	78	(76)	(2)	–	85	(82)	(3)	–
Transfer to Stage 2	(137)	145	(8)	–	(68)	72	(4)	–
Transfer to Stage 3	(10)	(77)	87	–	(3)	(48)	51	–
Net remeasurement due to transfers[4]	(32)	101	(4)	65	(27)	47	2	22
New originations or purchases[4]	319	n/a	n/a	319	213	n/a	n/a	213
Net repayments[4]	(12)	(19)	(18)	(49)	2	(22)	(7)	(27)
Derecognition of financial assets (excluding disposals and write-offs)[4]	(167)	(160)	(119)	(446)	(168)	(183)	(37)	(388)
Changes to risk, parameters, and models[4]	300	509	454	1,263	(64)	280	93	309
Disposals	–	–	–	–	–	–	–	–
Write-offs	–	–	(105)	(105)	–	–	(75)	(75)
Recoveries	–	–	29	29	–	–	24	24
Foreign exchange and other adjustments	30	28	7	65	11	7	2	20
Balance, including off-balance sheet instruments, at end of period	1,105	1,191	529	2,825	717	755	183	1,655
Less: Allowance for off-balance sheet instruments[4], 5	127	123	46	296	74	156	7	237
Balance at end of period	978	1,068	483	2,529	643	599	176	1,418
Total Allowance for Loan Losses at end of period	$2,725	$3,099	$1,101	$6,925	$1,691	$1,297	$790	$3,778

[1]	Certain comparative amounts have been reclassified to conform with the presentation adopted in the current period.
[2]	Includes the allowance for loan losses related to customers’ liability under acceptances.
[3]	Includes allowance for loan losses related to ACI loans.
[4]	For explanations regarding this line item, refer to the “Allowance for Loan Losses” table on the previous page in this Note.
[5]	The allowance for loan losses for off-balance sheet instruments is recorded in Other liabilities on the Interim Consolidated Balance Sheet.

The allowance for loan losses on all remaining financial assets is not significant.

FORWARD-LOOKING INFORMATION

Relevant macroeconomic factors are incorporated in risk parameters as appropriate. Additional macroeconomic factors that are industry-specific or segment-specific are also incorporated where relevant. The key macroeconomic variables used in determining ECLs include regional unemployment rates for all retail exposures and regional housing price indices for residential mortgages and home equity lines of credit. For business and government loans, the key macroeconomic variables include GDP, unemployment rates, interest rates, and credit spreads. Refer to Note 3 of the Bank’s 2019 Annual Consolidated Financial Statements and Note 3 of this report for a discussion of how forward-looking information is considered in determining whether there has been a significant increase in credit risk and in measuring ECLs.

Forward-looking macroeconomic forecasts are generated by TD Economics as part of the ECL process: A base economic forecast is accompanied with upside and downside estimates of possible economic conditions. All economic forecasts are updated quarterly for each variable on a regional basis where applicable and incorporated as relevant into the quarterly modelling of base, upside and downside risk parameters used in the calculation of ECL scenarios and probability-weighted ECL. Macroeconomic variables are statistically derived relative to the base forecast based on historical distributions for each variable. This process was followed for the upside forecast this period. For the downside forecast, macroeconomic variables were based on plausible scenario analysis of COVID-19 impacts, given the lack of comparable historical data for a shock of this nature.

Macroeconomic Variables

Select macroeconomic variables are projected over the forecast period. The following table represents the average values of the macroeconomic variables over the next four calendar quarters and the remaining 4-year forecast period for the base, upside, and downside forecasts used in determining the Bank’s ECLs. As the forecast period increases, information about the future becomes less readily available and projections are anchored on assumptions around structural relationships between economic parameters that are inherently much less certain. The economic outlook is particularly uncertain at present given the uncertainty related to health outcomes and government decisions. To account for the rapid pace of policy and economic developments in response to COVID-19, TD Economics has provided higher frequency updates for key macroeconomic variables and the Bank has considered these in the determination of ECLs.

Macroeconomic Variables

	Base Forecasts						Upside Forecasts		Downside Forecasts
	Calendar Quarters[1]				Average Q2 2020- Q2 2021[2]	Remaining 4-year period[2]	Average Q2 2020- Q2 2021[2]	Remaining 4-year period[2]	Average Q2 2020- Q2 2021[2]	Remaining 4-year period[2]
	Q2 2020	Q3 2020	Q4 2020	Q1 2021
Unemployment rate
Canada	12.6%	10.6%	8.0%	6.7%	9.5%	5.8%	9.3%	5.3%	11.1%	6.8%
United States	16.5	9.2	7.2	6.1	9.8	4.2	9.6	3.6	10.9	4.7
Real GDP
Canada	-42.0	32.6	15.8	12.8	-7.1	3.3	-6.7	4.0	-9.1	4.0
United States	-41.4	25.1	16.1	11.2	-6.7	3.5	-6.5	4.0	-8.4	4.0
Home prices
Canada (average existing price)[3]	-13.3	9.4	17.9	2.4	3.8	3.1	4.9	4.9	0.3	3.9
United States (CoreLogic HPI)[4]	-1.9	6.0	2.5	4.0	2.3	3.6	2.6	4.3	0.4	4.1
Central bank policy interest rate
Canada	0.25	0.25	0.25	0.25	0.25	0.91	0.44	1.16	0.10	0.61
United States	0.25	0.25	0.25	0.25	0.25	1.13	0.25	1.61	0.25	0.81
U.S. 10-year treasury yield	0.55	0.50	0.70	0.90	0.66	1.90	1.09	2.90	0.33	1.81
U.S. 10-year BBB spread (%-pts)	3.25	2.50	2.20	2.00	2.49	1.81	2.42	1.55	4.13	1.84

Exchange rate (U.S. dollar/Canadian dollar)	$0.69	$0.71	$0.72	$0.73	$0.71	$0.77	$0.72	$0.80	$0.70	$0.71

[1]	Quarterly figures for real GDP and home prices are presented as the quarter on quarter change, seasonally adjusted annualized rate.
[2]	The numbers represent average values for the quoted periods, and average of year-on-year growth for real GDP and home prices.
[3]	The average home price is the average transacted sale price of homes sold via the Multiple Listing Service (MLS); data is collected by the Canadian Real Estate Association (CREA).
[4]	The CoreLogic home price index (HPI) is a repeat-sales index which tracks increases and decreases in the same home’s sales price over time.

SENSITIVITY OF ALLOWANCE FOR CREDIT LOSSES

The allowance for credit losses (ACLs) is sensitive to the inputs used in internally developed models, the macroeconomic variables in the forward-looking forecasts and respective probability weightings in determining the probability-weighted ECL, and other factors considered when applying expert credit judgment. Changes in these inputs, assumptions, models, and judgments would affect the assessment of significant increase in credit risk and the measurement of ECLs. Refer to Note 3 for further details relating to significant judgments applied as a result of COVID-19 and Note 3 of the Bank’s 2019 Annual Consolidated Financial Statements for further details.

The following table presents the base ECL scenario compared to the probability-weighted ECL, with the latter derived from three ECL scenarios for performing loans and off-balance sheet instruments. The difference reflects the impact of deriving multiple scenarios around the base ECL and resultant change in ECL due to non-linearity and sensitivity to using macroeconomic forecasts.

Change from Base to Probability-Weighted ECL

(millions of Canadian dollars, except as noted)	As at
	April 30, 2020	October 31, 2019
Probability-weighted ECL	$6,769	$4,271

Base ECL	6,510	4,104
Difference – in amount	$259	$167
Difference – in percentage	3.8%	3.9%

The ACLs for performing loans and off-balance sheet instruments consists of an aggregate amount of Stage 1 and Stage 2 probability-weighted ECL which are twelve-month ECLs and lifetime ECLs, respectively. Transfers from Stage 1 to Stage 2 ACLs result from a significant increase in credit risk since initial recognition of the loan. The following table shows the estimated impact of staging on ACLs by presenting all performing loans and off-balance sheet instruments calculated using twelve-month ECLs compared to the current aggregate probability-weighted ECL, holding all risk profiles constant.

Incremental Lifetime ECL Impact
(millions of Canadian dollars)		As at
	April 30, 2020	October 31, 2019
Aggregate Stage 1 and 2 probability-weighted ECL	$6,769	$4,271

All performing loans and off-balance sheet instruments using 12-month ECL	5,357	3,672
Incremental lifetime ECL impact	$1,412	$599

FORECLOSED ASSETS

Foreclosed assets are repossessed non-financial assets where the Bank gains title, ownership, or possession of individual properties, such as real estate properties, which are managed for sale in an orderly manner with the proceeds used to reduce or repay any outstanding debt. The Bank does not generally occupy foreclosed properties for its business use. The Bank predominantly relies on third-party appraisals to determine the carrying value of foreclosed assets. Foreclosed assets held for sale were $109 million as at April 30, 2020 (October 31, 2019 – $121 million), and were recorded in Other assets on the Interim Consolidated Balance Sheet.

LOANS PAST DUE BUT NOT IMPAIRED

A loan is classified as past due when a borrower has failed to make a payment by the contractual due date. The following table summarizes loans that are contractually past due but not impaired as at April 30, 2020 and October 31, 2019.

Loans Past Due but not Impaired[1,2],3
(millions of Canadian dollars)								As at
	April 30, 2020				October 31, 2019
	1-30 days	31-60 days	61-89 days	Total	1-30 days	31-60 days	61-89 days	Total
Residential mortgages	$2,005	$495	$185	$2,685	$1,709	$404	$111	$2,224
Consumer instalment and other personal	5,527	1,062	367	6,956	6,038	845	266	7,149
Credit card	1,426	385	229	2,040	1,401	351	229	1,981

Business and government	4,090	749	132	4,971	1,096	858	60	2,014
Total	$13,048	$2,691	$913	$16,652	$10,244	$2,458	$666	$13,368
[1]	Includes loans that are measured at FVOCI.
[2]	Balances exclude ACI loans.
[3]	Loans deferred under a bank-led COVID-19 relief program are not considered past due. Where such loans were already past due, they are not aged further during the deferral period.

MODIFIED FINANCIAL ASSETS

To provide financial relief to customers affected by the economic consequences of COVID-19, the Bank is offering certain relief programs, including payment deferral options for residential mortgages, home equity loans, personal loans, auto loans, and commercial and small business loans. Gains and losses resulting from these modifications were insignificant.

TRANSFERS OF FINANCIAL ASSETS QUALIFYING FOR DERECOGNITION

Canada Emergency Business Account Program

Under the Canada Emergency Business Account (CEBA) Program, with funding provided by Her Majesty in Right of Canada (the “Government of Canada”) and Export Development Canada (EDC) as the Government of Canada’s agent, the Bank provides loans to its business banking customers. Under the CEBA Program, eligible businesses receive a $40,000 interest-free loan until December 31, 2022. If $30,000 is repaid on or before December 31, 2022, the remaining amount of the loan is eligible for complete forgiveness. If the loan is not repaid by December 31, 2022, it will be extended for an additional 3-year term bearing an interest rate of 5% per annum. The funding provided to the Bank by the Government of Canada in respect of the CEBA Program represents an obligation to pass-through collections on the CEBA loans and is otherwise non-recourse to the Bank. Accordingly, the Bank is required to remit all collections of principal and interest on the CEBA loans to the Government of Canada but is not required to repay amounts that its customers fail to pay or that have been forgiven. The Bank receives an administration fee to recover the costs to administer the program for the Government of Canada. Loans issued under the program are not recognized on the Bank’s Interim Consolidated Balance Sheet, as the Bank transfers substantially all risks and rewards in respect of the loans to the Government of Canada. As of April 30, 2020, the Bank had provided 117,000 customers with CEBA loans and had funded $4.7 billion in loans under the program.